Supplemental Financial Information - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Apr. 19, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Financial Information [Line Items]
Net investment in U.S. dollar functional currency		$ 1,700
Cash and cash equivalents		3,547	$ 1,894	$ 1,614	$ 1,185
SSMC [Member]
Supplemental Financial Information [Line Items]
Cash and cash equivalents		250	316
Dividend distribution		$ 228	$ 325
TSMC [Member]
Supplemental Financial Information [Line Items]
Dividend percentage to joint venture		38.80%
ASMC [Member]
Supplemental Financial Information [Line Items]
Equity method investment, ownership percent	27.47%		27.00%
Total consideration	$ 54
Gain on sale of equity method investment	$ 31
Quoted market price			$ 35
Notes Payable to Banks [Member] | USD Notes [Member] | Net Investment Hedge [Member]
Supplemental Financial Information [Line Items]
F/X result on net investment hedge instruments				$ (190)